Shareholders' Equity - Assumptions (Details)	Mar. 31, 2022	Mar. 31, 2021
Term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Term	4 years
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	72.57
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	2.94
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0
Warrant [Member] | Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	137	28
Warrant [Member] | Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0
Minimum | Warrant [Member] | Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	5	1.15
Minimum | Warrant [Member] | Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	3.25	0.76
Minimum | Warrant [Member] | Term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Term	7 months 6 days	1 year 7 months 6 days
Minimum | Warrant [Member] | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.09	0.06
Maximum | Warrant [Member] | Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	5.5	2.00
Maximum | Warrant [Member] | Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	9.75	2.21
Maximum | Warrant [Member] | Term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Term	1 year 1 month 6 days	2 years 1 month 6 days
Maximum | Warrant [Member] | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.69	0.15